Leases (Tables)	12 Months Ended
Dec. 31, 2016
Leases Operating [Abstract]
Schedule of Operating Lease Expense

A table detailing the lease expense associated with the aforementioned property is below.

Year ending December 31,
(dollars in thousands)
2017	$156
2018	156
2019	156
2020	156
2021	117
Thereafter	—
Total	$741